UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

345 California Street, Suite 1600

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Gregory A. Reid, Principal Executive Officer	With a Copy To: George J. Zornada
Forward Funds 345 California Street, Suite 1600 San Francisco, CA 94104 (Name and address of agent for service)	K&L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders of the Salient Global Real Estate Fund, Salient Select Income Fund and Salient Tactical Growth Fund (collectively, the “Funds”), each a series of the registrant, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Salient

June 30, 2020 (Unaudited)

Semi-Annual Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary or broker-dealer. For Fund direct accounts, you can call 800-999-6809 to make this election.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or broker-dealer. Your election to receive reports in paper will apply to all funds held with the Forward Funds Trust.

The series of funds under the Forward Funds Trust (“Salient Funds”) are distributed by:

Forward Securities, LLC

San Francisco, California

The report has been prepared for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Funds’ Prospectus, which contains more complete information about Funds’ investment policies, management fees and expenses, experience of the management teams and other information. Investors are reminded to read the Prospectus before investing or sending money.

Shareholder Update   |   June 30, 2020

A MESSAGE FROM:	J. Philip Ferguson
Interim Chairman & Interim Chief Executive Officer

Dear Shareholder:

We are pleased to share with you our mid-year update and we hope that this letter finds you safe and healthy during these turbulent times.

As we look back at the first half of 2020, it has been amazing to observe the movements in market prices across all asset classes. The violent sell-off in credit and equity markets in response to the COVID-19 pandemic in March certainly reminded us of the panic selling and volatile price moves experienced during the fall of 2008. History once again rhymed, instead of repeated, as the U.S. Federal Reserve unleashed massive stimulus programs rather quickly to ensure markets functioned properly and to get ahead of the forthcoming economic contraction. The subsequent rally, and in some cases recovery of prices, was further supported by other central banks around the world following suit and governments creating significant fiscal packages to help fill in the gaps in economic activity.

Unfortunately, the pandemic is far from over. It will continue to cause short-term disruptions to the global economy and the economic recovery will be uneven across sectors and geographies. There will also be unknown long-term impacts on consumer and investor behaviors. As investors, we often are forced to digest short-term observations while trying to understand the longer-term trends across companies, industries and economies. At Salient, we focus on managing robust and disciplined investment processes that use short-term observations as a check on our expectations and to inform our long-term views. It is this repeatable process that we can rely on to quickly adapt when the world presents the unexpected, such as a global pandemic.

I want to thank you, our shareholders, for the opportunity to be your investment partner. We are grateful for the trust you have placed in us in the past and know we must continually improve to earn it in the future.

Sincerely,

J. Philip Ferguson

Interim Chairman & Interim Chief Executive Officer

Salient Partners, L.P.

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Salient is the trade name for Salient Partners, L.P., which together with its subsidiaries provides asset management and advisory services. This information is being provided solely for educational purposes and is not an offer to sell or solicitation of an offer to buy an interest in any investment fund. Any such offer or solicitation may only be made by means of a confidential private offering memorandum or prospectus relating to a particular fund and only in a manner consistent with federal and applicable state securities laws.

The Salient Funds offered under the Forward Funds Trust are distributed by Forward Securities, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

©2020 Salient. All rights reserved.

The discussions concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the Funds in the future, including the portfolio managers’ outlook regarding economic, financial, market, petroleum, political and other factors relevant to investment performance in the U.S. and abroad. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the Funds and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the Funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2020

See page 4 for important performance disclosure information about the Salient Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.salientfunds.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salient Global Real Estate Fund(a)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-19.80%	-2.14%	N/A	1.24%	05/02/11

Institutional Class(b)	-19.49%	-1.82%	5.00%	1.21%	04/28/06

Class A (with sales load)(c)	-24.44%	-3.36%	3.99%	0.45%	04/28/06

Class A (without sales load)(d)	-19.85%	-2.20%	4.61%	0.87%	04/28/06

Class C (with CDSC)(e)	-21.06%	-2.78%	3.97%	0.22%	04/28/06

Class C (without CDSC)(f)	-20.28%	-2.78%	3.97%	0.22%	04/28/06

Salient Select Income Fund(g)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-14.08%	0.11%	N/A	4.90%	10/26/11

Institutional Class	-13.81%	0.44%	5.99%	4.10%	04/28/06

Class A (with sales load)(c)	-19.03%	-1.11%	4.98%	6.45%	03/30/01

Class A (without sales load)(d)	-14.10%	0.06%	5.60%	6.77%	03/30/01

Class C (with CDSC)(e)(h)	-15.39%	-0.53%	4.95%	6.04%	03/30/01

Class C (without CDSC)(f)(h)	-14.58%	-0.53%	4.95%	6.04%	03/30/01

Salient Tactical Growth Fund(i)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	5.78%	3.89%	3.69%	3.53%	09/14/09

Institutional Class	6.17%	4.24%	4.05%	3.88%	09/14/09

Class A (with sales load)(c)	-0.34%	2.55%	2.94%	2.49%	03/12/10

Class A (without sales load)(d)	5.74%	3.77%	3.55%	3.08%	03/12/10

Class C (with CDSC)(e)	4.14%	3.22%	3.05%	2.89%	09/14/09

Class C (without CDSC)(f)	5.14%	3.22%	3.05%	2.89%	09/14/09

(a) Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund. Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund. Prior to June 12, 2009, Forward International Real Estate Fund was known as Kensington International Real Estate Fund.

(b) Prior to June 13, 2009, Institutional Class was known as Class Y.

(c) Includes the effect of the maximum 5.75% sales charge.

(d) Excludes sales charge.

(e) Includes the 1.00% contingent deferred sales charge.

Fund Performance, continued (Unaudited)

Performance Results for Periods Ended June 30, 2020

See page 4 for important performance disclosure information about the Salient Funds.

(f) Excludes the 1.00% contingent deferred sales charge.

(g) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund. Prior to June 12, 2009, Forward Select Income Fund was known as Kensington Select Income Fund.

(h) While Class C shares were initially offered for purchase effective March 30, 2001, no shareholder activity occurred until April 13, 2001.

(i) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

Investment Disclosures (Unaudited)

Fund Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Asset allocation does not assure profit or protect against risk.

Diversification does not assure profit or protect against risk.

This document does not constitute an offering of any security, product, service or fund, including the Funds, for which an offer can be made only by a fund’s prospectus.

No fund is a complete investment program and you may lose money investing in a fund. The Funds may engage in other investment practices that may involve additional risks and you should review the Funds’ prospectuses for a complete description.

Salient Global Real Estate Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Equity securities are subject to the financial and operational risks faced by individual companies, the risk that stock markets, sectors and industries may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Manager risk is the risk that a fund’s portfolio managers may make poor investment decisions, which would negatively affect a fund’s investment performance.

Market events in the U.S. and global financial markets may result in unusually high market volatility, which could negatively impact a fund’s performance and cause a fund to experience illiquidity, shareholder redemptions or other potentially adverse effects.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Overseas stock exchange transactions may pose increased risk and result in delays in obtaining accurate information on the value of securities.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Investment Disclosures, continued (Unaudited)

Salient Select Income Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Equity securities are subject to the financial and operational risks faced by individual companies, the risk that stock markets, sectors and industries may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Liquidity refers to how easy it is to buy and sell shares of a security without affecting its price. Investing in securities that are less actively traded or over time experience decreased trading volume may restrict a fund’s ability to take advantage of other market opportunities or to dispose of securities.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient Tactical Growth Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investment Disclosures, continued (Unaudited)

Manager risk is the risk that a fund’s portfolio managers may make poor investment decisions, which would negatively affect a fund’s investment performance.

Market events in the U.S. and global financial markets may result in unusually high market volatility, which could negatively impact a fund’s performance and cause a fund to experience illiquidity, shareholder redemptions or other potentially adverse effects.

Market risk is the risk that the markets on which a fund’s investments trade will lose value in response to company, market or economic news.

Relying on proprietary or third-party quantitative models and information and data supplied by third-party vendors that later prove to be inaccurate or incorrect exposes a fund to additional investment risks.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors.

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2020

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salient Global Real Estate Fund	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/20-06/30/20
Investor Class
Actual	$1,000.00	$755.80	1.50%	$6.55

Hypothetical	$1,000.00	$1,017.40	1.50%	$7.52
Institutional Class
Actual	$1,000.00	$757.40	1.15%	$5.02

Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class A
Actual	$1,000.00	$755.30	1.55%	$6.76

Hypothetical	$1,000.00	$1,017.16	1.55%	$7.77
Class C
Actual	$1,000.00	$753.70	2.10%	$9.16

Hypothetical	$1,000.00	$1,014.42	2.10%	$10.52
Salient Select Income Fund
Investor Class
Actual	$1,000.00	$820.80	1.50%	$6.79

Hypothetical	$1,000.00	$1,017.40	1.50%	$7.52
Institutional Class
Actual	$1,000.00	$822.30	1.15%	$5.21

Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2020

Salient Select Income Fund (continued)	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/20-06/30/20
Class A
Actual	$1,000.00	$820.50	1.55%	$7.02

Hypothetical	$1,000.00	$1,017.16	1.55%	$7.77
Class C
Actual	$1,000.00	$818.10	2.10%	$9.49

Hypothetical	$1,000.00	$1,014.42	2.10%	$10.52
Salient Tactical Growth Fund
Investor Class
Actual	$1,000.00	$1,011.60	1.80%	$9.00

Hypothetical	$1,000.00	$1,015.91	1.80%	$9.02
Institutional Class
Actual	$1,000.00	$1,013.80	1.45%	$7.26

Hypothetical	$1,000.00	$1,017.65	1.45%	$7.27
Class A
Actual	$1,000.00	$1,011.80	1.86%	$9.30

Hypothetical	$1,000.00	$1,015.61	1.86%	$9.32
Class C
Actual	$1,000.00	$1,008.70	2.41%	$12.04

Hypothetical	$1,000.00	$1,012.88	2.41%	$12.06

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

Summary of Portfolio Holdings (See Note 11) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Salient Global Real Estate Fund
United States	39.2%

Japan	12.8%

Hong Kong	12.0%

United Kingdom	7.8%

Germany	5.6%

Canada	5.1%

Spain	3.6%

France	3.5%

Singapore	3.2%

Sweden	1.6%

Italy	1.2%

Australia	0.9%

Net Other Assets and Liabilities	3.5%
100.0%

Salient Select Income Fund
REITs-Shopping Centers	15.0%

REITs-Diversified	8.5%

REITs-Hotels	8.5%

REITs-Residential	7.8%

REITs-Healthcare	7.7%

REITs-Industrial	7.3%

Salient Select Income Fund (continued)
REITs-Specialized	7.0%

REITs-Mortgage	5.9%

REITs-Storage	5.6%

REITs-Data Centers	3.9%

REITs-Apartments	3.5%

REITs-Single Tenant	3.5%

Real Estate Management/Services	2.7%

REITs-Regional Malls	2.3%

REITs-Office Property	2.3%

REITs-Timber	2.1%

Real Estate Operating/Development	1.7%

Oil, Gas & Consumable Fuels	0.7%

Net Other Assets and Liabilities	4.0%
100.0%

Salient Tactical Growth Fund
Exchange-Traded Funds	51.9%

Net Other Assets and Liabilities	48.1%
100.0%

* Weightings reflect long positions and excludes securities sold short.

REIT — Real Estate Investment Trust

Schedule of Investments (See Note 11) (Unaudited)

Salient Global Real Estate Fund

June 30, 2020

	Shares	Value (See Note 2)

Common Stocks: 95.9%
Australia: 0.9%

Scentre Group	154,000	$230,617

Canada: 4.5%

Granite Real Estate Investment Trust	11,300	583,145

Summit Industrial Income REIT	71,400	602,188

		1,185,333

France: 3.5%

Gecina SA	3,400	420,187

Unibail-Rodamco-Westfield	8,800	496,908

		917,095

Germany: 5.6%

ADO Properties SA—144A(a)(b)	15,000	408,165

Vonovia SE	17,000	1,042,446

		1,450,611

Hong Kong: 12.0%

Henderson Land Development Co., Ltd.	127,628	484,132

Hongkong Land Holdings, Ltd.	118,700	490,231

Link REIT	83,000	678,414

Sun Hung Kai Properties, Ltd.	86,000	1,097,955

Swire Properties, Ltd.	150,200	381,387

		3,132,119

Italy: 1.2%

COIMA RES SpA—144A(b)	45,800	326,231

Japan: 12.8%

Mitsubishi Estate Co., Ltd.	56,000	831,118

Mitsui Fudosan Co., Ltd.	44,000	778,125

Sumitomo Realty & Development Co., Ltd.	28,000	768,363

Tokyo Tatemono Co., Ltd.	83,700	958,122

		3,335,728

Singapore: 3.2%

CapitaLand, Ltd.	393,000	823,450

Spain: 3.6%

Inmobiliaria Colonial SA	46,000	405,177

Merlin Properties Socimi SA	65,000	538,941

		944,118

	Shares	Value (See Note 2)

Sweden: 1.6%

Fabege AB	15,400	$179,977

Hufvudstaden AB, Class A	18,300	227,419

		407,396

United Kingdom: 7.8%

Capital & Counties Properties Plc	250,000	452,580

Derwent London Plc	12,500	429,966

Grainger Plc	123,000	435,889

Great Portland Estates Plc	50,000	391,555

Segro Plc	30,000	332,697

		2,042,687

United States: 39.2%

Acadia Realty Trust	33,300	432,234

Alexandria Real Estate Equities, Inc.	5,000	811,250

American Assets Trust, Inc.	10,000	278,400

AvalonBay Communities, Inc.	4,100	634,024

Chatham Lodging Trust	66,000	403,920

Clipper Realty, Inc.	23,785	192,658

Columbia Property Trust, Inc.	37,700	495,378

Equinix, Inc.	1,200	842,760

Farmland Partners, Inc.	90,000	616,500

Federal Realty Investment Trust	7,200	613,512

Howard Hughes Corp.(a)	7,700	400,015

Jernigan Capital, Inc.	34,000	465,120

Kimco Realty Corp.	39,000	500,760

Mack-Cali Realty Corp.	17,520	267,881

Paramount Group, Inc.	61,500	474,165

Retail Opportunity Investments Corp.	42,000	475,860

Sabra Health Care REIT, Inc.	55,000	793,650

SL Green Realty Corp.	8,500	418,965

Summit Hotel Properties, Inc.	49,800	295,314

Ventas, Inc.	7,200	263,664

Weyerhaeuser Co.	25,000	561,500

		10,237,530

Total Common Stocks (Cost $32,107,371)		25,032,915

See accompanying Notes to Financial Statements.	10

Schedule of Investments (See Note 11) (Unaudited)

Salient Global Real Estate Fund

June 30, 2020

	Shares	Value (See Note 2)

Limited Partnerships: 0.6%
Canada: 0.6%

Brookfield Property Partners LP	15,000	$148,350

Total Limited Partnerships (Cost $238,462)		148,350

Total Investments: 96.5% (Cost $32,345,833)		25,181,265

Net Other Assets and Liabilities: 3.5%		914,315

Net Assets: 100.0%		$26,095,580

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) Non-income producing security.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $734,396, representing 2.8% of net assets.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.	11

Schedule of Investments (See Note 11) (Unaudited)

Salient Select Income Fund

June 30, 2020

	Shares	Value (See Note 2)

Common Stocks: 22.3%
REITs-Apartments: 3.5%

AvalonBay Communities, Inc.	25,000	$3,866,000

Clipper Realty, Inc.(a)	950,000	7,695,000

		11,561,000

REITs-Diversified: 0.9%

W.P. Carey & Co., Inc.	45,000	3,044,250

REITs-Healthcare: 5.2%

Sabra Health Care REIT, Inc.	735,000	10,606,050

Welltower, Inc.	125,000	6,468,750

		17,074,800

REITs-Hotels: 1.4%

Chatham Lodging Trust	726,300	4,444,956

REITs-Industrial: 1.9%

STAG Industrial, Inc.	210,000	6,157,200

REITs-Mortgage: 0.7%

Exantas Capital Corp.	810,000	2,146,500

REITs-Office Property: 2.2%

IQHQ, Inc. —144A(b)(c)(d)(e)	350,000	4,165,000

Mack-Cali Realty Corp.	207,480	3,172,369

		7,337,369

REITs-Regional Malls: 0.6%

Macerich Co., REIT	210,965	1,892,356

REITs-Single Tenant: 1.7%

NetSTREIT, LP—144A(b)(c)(e)	350,000	5,722,500

REITs-Storage: 2.1%

Jernigan Capital, Inc.	500,000	6,840,000

REITs-Timber: 2.1%

Weyerhaeuser Co.	300,000	6,738,000

Total Common Stocks (Cost $86,254,029)		72,958,931

Convertible Preferred Stocks: 16.3%
REITs-Data Centers: 2.8%

QTS Realty Trust, Inc. Series B, 6.500%	63,500	9,022,715

	Shares	Value (See Note 2)

REITs-Diversified: 4.1%

Lexington Realty Trust Series C, 6.500%	247,968	$13,377,873

REITs-Hotels: 3.7%

RLJ Lodging Trust Series A, 1.950%	560,000	12,258,400

REITs-Shopping Centers: 2.6%

RPT Realty Series D, 7.250%	245,700	8,392,621

REITs-Specialized: 3.1%

EPR Properties Series C, 5.750%	148,700	2,707,827

Series E, 9.000%	290,000	7,473,300

		10,181,127

Total Convertible Preferred Stocks (Cost $46,028,555)		53,232,736

Limited Partnerships: 1.7%
Real Estate Operating/Development: 1.7%

Brookfield Property Partners LP(f)	547,000	5,409,830

Total Limited Partnerships (Cost $8,094,448)		5,409,830

Preferred Stocks: 53.0%
Oil, Gas & Consumable Fuels: 0.7%

TravelCenters of America, Inc. 8.250%	90,000	2,228,400

REITs-Data Centers: 1.1%

Digital Realty Trust, Inc. 5.200%	146,500	3,687,405

6.625%	675	17,422

		3,704,827

REITs-Diversified: 3.5%

Armada Hoffler Properties, Inc. Series A, 6.750%	74,253	1,766,479

Colony Capital, Inc. Series H, 7.125%	250,000	3,885,000

Series I, 7.150%	114,300	1,809,369

Vornado Realty Trust Series K, 5.700%	22,866	520,430

Series M, 5.250%	150,000	3,273,000

		11,254,278

See accompanying Notes to Financial Statements.	12

Schedule of Investments (See Note 11) (Unaudited)

Salient Select Income Fund

June 30, 2020

	Shares	Value (See Note 2)

REITs-Healthcare: 2.5%

Global Medical REIT, Inc. Series A, 7.500%	319,328	$8,103,587

REITs-Hotels: 3.4%

Hersha Hospitality Trust Series C, 6.875%	260,000	3,035,500

Series E, 6.500%	205,000	2,345,200

Pebblebrook Hotel Trust Series D, 6.375%(g)	100,000	1,899,000

Summit Hotel Properties, Inc. Series E, 6.250%	212,000	3,796,920

		11,076,620

REITs-Industrial: 5.4%

Monmouth Real Estate Investment Corp. Series C, 6.125%	430,000	10,513,500

Plymouth Industrial REIT, Inc. Series A, 7.500%	100,000	2,608,390

Rexford Industrial Realty, Inc. Series A, 5.875%	56,379	1,423,344

Series B, 5.875%	44,613	1,141,201

Series C, 5.625%	80,000	2,024,008

		17,710,443

REITs-Mortgage: 5.2%

iStar Financial, Inc. Series D, 8.000%	24,300	609,930

Series G, 7.650%	400,000	9,744,000

Series I, 7.500%	275,200	6,725,888

		17,079,818

REITs-Office Property: 0.1%

Boston Properties, Inc. Series B, 5.250%	11,492	287,645

REITs-Regional Malls: 1.7%

Taubman Centers, Inc. Series J, 6.500%	15,131	326,224

Series K, 6.250%	80,900	1,743,395
Washington Prime Group, Inc. Series I, 6.875%	340,669	3,369,217

		5,438,836

	Shares	Value (See Note 2)

REITs-Residential: 7.8%

American Homes 4 Rent Series D, 6.500%	154,141	$3,922,888

Series G, 5.875%	229,200	5,752,920

Series H, 6.250%	71,000	1,811,210

UMH Properties, Inc. Series C, 6.750%	585,411	13,844,970

		25,331,988

REITs-Shopping Centers: 12.4%

Cedar Realty Trust, Inc. Series C, 6.500%	199,000	3,166,090

Kimco Realty Corp. Series L, 5.125%	187,500	4,395,000

Pennsylvania Real Estate Investment Trust Series D, 6.875%	80,000	648,000

Saul Centers, Inc. Series D, 6.125%	375,000	8,550,000

Series E, 6.000%	125,000	2,798,750

Urstadt Biddle Properties, Inc. Series H, 6.250%	345,500	7,189,855

Series K, 5.875%	187,469	3,740,006

VEREIT, Inc. Series F, 6.700%	400,000	10,008,000

		40,495,701

REITs-Single Tenant: 1.8%

Global Net Lease, Inc. Series A, 7.250%	125,919	3,061,091

Spirit Realty Capital, Inc. Series A, 6.000%	120,000	2,919,600

		5,980,691

REITs-Specialized: 3.9%

Farmland Partners, Inc. Series B, 6.000%	539,882	12,849,192

REITs-Storage: 3.5%

National Storage Affiliates Trust Series A, 6.000%	450,000	11,524,500

Total Preferred Stocks (Cost $180,803,560)		173,066,526

See accompanying Notes to Financial Statements.	13

Schedule of Investments (See Note 11) (Unaudited)

Salient Select Income Fund

June 30, 2020

	Principal Amount	Value (See Note 2)

Convertible Corporate Bonds: 2.7%
Real Estate Management/Services: 2.7%

CTO Realty Growth, Inc. —144A 3.875%, 04/15/25(c)(e)	$10,780,000	$8,876,036

Total Convertible Corporate Bonds (Cost $10,780,000)		8,876,036

Total Investments: 96.0% (Cost $331,960,592)		313,544,059

Net Other Assets and Liabilities: 4.0%		13,225,780

Net Assets: 100.0%		$326,769,839

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) Affiliated company. See Note 4 for further information.

(b) This investment is classified as a Level 3 asset and such classification was a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs. See note 3 in the Notes to Financial Statements for further information.

(c) IQHQ, Inc., NetSTREIT, LP and CTO Realty Growth, Inc. are restricted securities exempt from the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Note 2(n) in the Notes to Financial Statements for further information.

(d) Non-income producing security.

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $18,763,536, representing 5.7% of net assets.

(f) The Security is considered a non-income producing security as the dividends received during the last twelve months are treated as return of capital per the Generally Accepted Accounting Principles.

(g) A portion of the security is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $359,614, representing 0.11% of net assets.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.	14

Schedule of Investments (See Note 11) (Unaudited)

Salient Tactical Growth Fund

June 30, 2020

	Shares	Value (See Note 2)

Exchange-Traded Funds: 51.9%
Exchange-Traded Funds: 51.9%

Invesco QQQ Trust™, Series 1	333,961	$82,688,744

SPDR® S&P 500® ETF Trust	209,517	64,606,662

Technology Select Sector SPDR® Fund	183,194	19,141,941

		166,437,347

Total Exchange-Traded Funds (Cost $154,356,145)		166,437,347

Total Investments: 51.9% (Cost $154,356,145)		166,437,347

Net Other Assets and Liabilities: 48.1%		154,522,311

Net Assets: 100.0%		$320,959,658

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

Investment Abbreviations:

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

See accompanying Notes to Financial Statements.	15

Statements of Assets and Liabilities (Unaudited)

June 30, 2020

Salient Global Real Estate Fund
Assets:
Investments, at value	$25,181,265
Cash	746,600
Receivable for investments sold	161,534
Receivable for shares sold	296
Interest and dividends receivable	102,531
Other assets	36,824

Total Assets	26,229,050

Liabilities:
Payable for shares redeemed	90,171
Payable to advisor	2,542
Payable for distribution and service fees	9,884
Payable to trustees	47
Payable for compliance fees	1,001
Payable to ReFlow (See Note 2(m))	720
Payable for legal and audit fees	23,632
Accrued expenses and other liabilities	5,473

Total Liabilities	133,470

Net Assets	$26,095,580

Net Assets Consist of:
Paid-in capital	$54,000,250
Total distributable earnings	(27,904,670)

Total Net Assets	$26,095,580

Investments, At Cost	$32,345,833
Pricing of Shares
Investor Class:
Net Assets	$686,928
Shares of beneficial interest outstanding	62,551
Net Asset Value, offering and redemption price per share	$10.98
Institutional Class:
Net Assets	$4,067,609
Shares of beneficial interest outstanding	373,547
Net Asset Value, offering and redemption price per share	$10.89
Class A:
Net Assets	$18,743,377
Shares of beneficial interest outstanding	1,714,150
Net Asset Value, offering and redemption price per share	$10.93
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.60
Class C:
Net Assets	$2,597,666
Shares of beneficial interest outstanding	238,279
Net Asset Value, offering and redemption price per share	$10.90

See accompanying Notes to the Financial Statements.	16

Statements of Assets and Liabilities (Unaudited)

June 30, 2020

	Salient Select Income Fund	Salient Tactical Growth Fund
Assets:
Investments in affiliates, at value	$7,695,000	$—
Investments, at value	305,849,059	166,437,347
Cash	6,334,660	121,544,013
Receivable for investments sold	5,650,765	32,415,857
Receivable for shares sold	114,478	282,874
Interest and dividends receivable	1,788,286	703,751
Other assets	67,399	44,211

Total Assets	327,499,647	321,428,053

Liabilities:
Payable for interest and commitment fees due on loan (See Note 2(i))	13,333	—
Payable for shares redeemed	314,010	58,671
Payable to advisor	190,153	302,460
Payable for distribution and service fees	82,653	34,730
Payable to trustees	4	1,670
Payable for compliance fees	11,706	5,717
Payable for legal and audit fees	6,956	6,528
Accrued expenses and other liabilities	110,993	58,619

Total Liabilities	729,808	468,395

Net Assets	$326,769,839	$320,959,658

Net Assets Consist of:
Paid-in capital	$372,123,651	$298,723,613
Total distributable earnings	(45,353,812)	22,236,045

Total Net Assets	$326,769,839	$320,959,658

Investments in Affiliates, At Cost	$12,791,394	$—

Investments, At Cost	$319,169,198	$154,356,145
Pricing of Shares
Investor Class:
Net Assets	$8,591,178	$19,848,295
Shares of beneficial interest outstanding	502,783	755,982
Net Asset Value, offering and redemption price per share	$17.09	$26.25
Institutional Class:
Net Assets	$167,945,785	$271,903,612
Shares of beneficial interest outstanding	9,824,035	10,004,273
Net Asset Value, offering and redemption price per share	$17.10	$27.18
Class A:
Net Assets	$116,145,933	$16,492,627
Shares of beneficial interest outstanding	6,772,821	640,563
Net Asset Value, offering and redemption price per share	$17.15	$25.75
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.19	$27.32
Class C:
Net Assets	$34,086,943	$12,715,124
Shares of beneficial interest outstanding	2,049,778	524,535
Net Asset Value, offering and redemption price per share	$16.63	$24.24

See accompanying Notes to the Financial Statements	17

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2020

Salient Global Real Estate Fund
Investment Income:
Interest	$8,238
Dividends	500,011
Foreign taxes withheld	(26,332)

Total Investment Income	481,917

Expenses:
Investment advisory fee	154,530
Administration fees and expenses	33,291
Custodian fee	2,258
Legal and audit fees	26,516
Transfer agent fees and expenses	17,615
Trustees’ fees and expenses	4,959
Registration/filing fees	25,114
Reports to shareholders and printing fees	6,032
Distribution and service fees
Investor Class	1,613
Institutional Class	1,304
Class A	48,456
Class C	16,740
Compliance fees	4,198
ReFlow fees (See Note 2(m))	197
Other	20,858

Total expenses before waivers	363,681
Less fees waived/reimbursed by investment advisor (See Note 4)	(126,039)

Total Expenses	237,642

Net Investment Income:	244,275

Net realized gain on investments and foreign currency translations	1,527,509
Net realized gain on foreign currency	1,368
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(11,276,728)
Net change in unrealized appreciation/depreciation on foreign currency transactions	(587)

Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(9,748,438)

Net Decrease in Net Assets Resulting From Operations	$(9,504,163)

See accompanying Notes to the Financial Statements	18

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2020

	Salient Select Income Fund	Salient Tactical Growth Fund
Investment Income:
Interest	$404,163	$311,954
Dividends	10,847,502	882,555
Dividends from affiliated investments	180,500	—
Foreign taxes withheld	(3,150)	—

Total Investment Income	11,429,015	1,194,509

Expenses:
Investment advisory fee	1,833,045	1,713,248
Administration fees and expenses	154,694	117,103
Custodian fee	5,450	2,252
Legal and audit fees	72,731	59,141
Transfer agent fees and expenses	97,212	42,531
Trustees’ fees and expenses	57,972	42,605
Registration/filing fees	38,381	34,578
Reports to shareholders and printing fees	56,981	22,680
Distribution and service fees
Investor Class	22,973	25,974
Institutional Class	46,930	63,378
Class A	288,218	36,661
Class C	196,527	75,815
Compliance fees	49,496	36,281
Interest and commitment fees on loan	86,696	—
Other	33,461	21,925

Total expenses before waivers	3,040,767	2,294,172
Less fees waived/reimbursed by investment advisor (See Note 4)	(472,992)	—

Total Expenses	2,567,775	2,294,172

Net Investment Income/(Loss):	8,861,240	(1,099,663)

Net realized gain/(loss) on investments and foreign currency translations	(26,358,172)	10,990,288
Net change in unrealized appreciation/depreciation on affiliated investments	(3,256,706)	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(65,881,886)	(5,119,216)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Translations	(95,496,764)	5,871,072

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(86,635,524)	$4,771,409

See accompanying Notes to the Financial Statements	19

Statements of Changes in Net Assets

	Salient Global Real Estate Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$244,275	$478,216
Net realized gain	1,528,877	1,874,297
Net change in unrealized appreciation/depreciation	(11,277,315)	5,684,009

Net increase/(decrease) in net assets resulting from operations	(9,504,163)	8,036,522

Distributions to Shareholders:
From distributable earnings
Investor Class	(7,685)	(25,442)
Institutional Class	(64,043)	(190,707)
Class A	(225,886)	(536,060)
Class C	(24,024)	(77,653)

Total distributions	(321,638)	(829,862)

Share Transactions:
Investor Class
Proceeds from sale of shares	78,262	149,236
Issued to shareholders in reinvestment of distributions	7,460	24,690
Cost of shares redeemed	(313,933)	(428,688)

Net decrease from share transactions	(228,211)	(254,762)

Institutional Class
Proceeds from sale of shares	452,429	939,481
Issued to shareholders in reinvestment of distributions	61,653	182,560
Cost of shares redeemed	(1,529,969)	(4,430,968)

Net decrease from share transactions	(1,015,887)	(3,308,927)

Class A
Proceeds from sale of shares	297,024	8,022,341
Issued to shareholders in reinvestment of distributions	206,828	492,050
Cost of shares redeemed	(1,872,460)	(4,707,884)

Net increase/(decrease) from share transactions	(1,368,608)	3,806,507

Class C
Proceeds from sale of shares	14,916	94,148
Issued to shareholders in reinvestment of distributions	22,862	73,834
Cost of shares redeemed	(927,666)	(9,257,936)

Net decrease from share transactions	(889,888)	(9,089,954)

Net decrease in net assets	$(13,328,395)	$(1,640,476)

Net Assets:
Beginning of period	39,423,975	41,064,451

End of period	$26,095,580	$39,423,975

See accompanying Notes to the Financial Statements	20

Statements of Changes in Net Assets

	Salient Global Real Estate Fund (continued)
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Changes in Shares Outstanding:
Investor Class
Sold	6,794	10,530
Distributions reinvested	715	1,720
Redeemed	(23,714)	(29,985)

Net decrease in shares outstanding	(16,205)	(17,735)

Institutional Class
Sold	34,667	69,014
Distributions reinvested	5,954	12,839
Redeemed	(132,517)	(313,824)

Net decrease in shares outstanding	(91,896)	(231,971)

Class A
Sold	25,889	568,217
Distributions reinvested	19,931	34,392
Redeemed	(165,265)	(334,738)

Net increase/(decrease) in shares outstanding	(119,445)	267,871

Class C
Sold	1,119	6,771
Distributions reinvested	2,222	5,177
Redeemed	(81,196)	(661,207)

Net decrease in shares outstanding	(77,855)	(649,259)

See accompanying Notes to the Financial Statements	21

Statements of Changes in Net Assets

	Salient Select Income Fund		Salient Tactical Growth Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income/(loss)	$8,861,240	$11,305,572	$(1,099,663)	$1,551,752
Net realized gain/(loss)	(26,358,172)	16,285,307	10,990,288	24,103,364
Net change in unrealized appreciation/depreciation	(69,138,592)	50,873,801	(5,119,216)	4,866,048

Net increase/(decrease) in net assets resulting from operations	(86,635,524)	78,464,680	4,771,409	30,521,164

Distributions to Shareholders:
From distributable earnings
Investor Class	(250,288)	(367,678)	—	(255,981)
Institutional Class	(4,677,439)	(5,423,368)	—	(11,862,618)
Class A	(3,029,268)	(3,558,534)	—	(821,694)
Class C	(826,985)	(1,343,436)	—	(791,698)
From return of capital
Investor Class	—	(474,153)	—	—
Institutional Class	—	(6,993,897)	—	—
Class A	—	(4,589,031)	—	—
Class C	—	(1,732,484)	—	—

Total distributions	(8,783,980)	(24,482,581)	—	(13,731,991)

Share Transactions:
Investor Class
Proceeds from sale of shares	466,930	3,955,725	20,857,787	912,002
Issued to shareholders in reinvestment of distributions	245,853	828,353	—	248,474
Cost of shares redeemed	(4,650,745)	(6,308,962)	(6,800,130)	(2,860,263)

Net increase/(decrease) from share transactions	(3,937,962)	(1,524,884)	14,057,657	(1,699,787)

Institutional Class
Proceeds from sale of shares	49,469,101	77,830,597	67,048,844	34,008,478
Issued to shareholders in reinvestment of distributions	4,294,938	11,083,095	—	11,745,265
Cost of shares redeemed	(68,493,755)	(79,761,795)	(49,211,865)	(85,914,594)

Net increase/(decrease) from share transactions	(14,729,716)	9,151,897	17,836,979	(40,160,851)

Class A
Proceeds from sale of shares	7,935,846	77,647,877	3,360,774	11,172,645
Issued to shareholders in reinvestment of distributions	2,373,185	6,457,414	—	799,330
Cost of shares redeemed	(22,356,519)	(61,899,069)	(4,359,934)	(6,955,275)

Net increase/(decrease) from share transactions	(12,047,488)	22,206,222	(999,160)	5,016,700

Class C
Proceeds from sale of shares	820,716	2,770,807	1,004,057	1,187,922
Issued to shareholders in reinvestment of distributions	740,535	2,670,725	—	706,918
Cost of shares redeemed	(8,669,285)	(66,628,508)	(4,915,608)	(14,560,149)

Net decrease from share transactions	(7,108,034)	(61,186,976)	(3,911,551)	(12,665,309)

Net increase/(decrease) in net assets	$(133,242,704)	$22,628,358	$31,755,334	$(32,720,074)

Net Assets:
Beginning of period	460,012,543	437,384,185	289,204,324	321,924,398

End of period	$326,769,839	$460,012,543	$320,959,658	$289,204,324

See accompanying Notes to the Financial Statements	22

Statements of Changes in Net Assets

	Salient Select Income Fund (continued)		Salient Tactical Growth Fund (continued)
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Changes in Shares Outstanding:
Investor Class
Sold	26,366	189,451	813,102	36,390
Distributions reinvested	15,594	39,182	—	9,843
Redeemed	(278,193)	(299,446)	(260,366)	(111,861)

Net increase/(decrease) in shares outstanding	(236,233)	(70,813)	552,736	(65,628)

Institutional Class
Sold	2,713,901	3,701,272	2,508,939	1,288,378
Distributions reinvested	270,475	523,554	—	447,347
Redeemed	(4,024,491)	(3,782,087)	(1,833,787)	(3,246,953)

Net increase/(decrease) in shares outstanding	(1,040,115)	442,739	675,152	(1,511,228)

Class A
Sold	441,262	3,666,510	132,086	439,855
Distributions reinvested	149,060	304,169	—	32,199
Redeemed	(1,279,784)	(2,912,754)	(170,138)	(276,883)

Net increase/(decrease) in shares outstanding	(689,462)	1,057,925	(38,052)	195,171

Class C
Sold	50,327	134,266	41,795	49,076
Distributions reinvested	47,960	129,962	—	30,262
Redeemed	(506,553)	(3,232,508)	(204,129)	(605,536)

Net decrease in shares outstanding	(408,266)	(2,968,280)	(162,334)	(526,198)

See accompanying Notes to the Financial Statements	23

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Global Real Estate Fund(a)

	Investor Class
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$14.71		$12.43	$14.81		$13.04	$13.60	$14.74
Income/(Loss) from Operations:
Net investment income(b)	0.09		0.17	0.24		0.07	0.02	0.21
Net realized and unrealized gain/(loss) on investments	(3.69)		2.42	(1.74)		2.67	0.07	(0.79)

Total from Investment Operations	(3.60)		2.59	(1.50)		2.74	0.09	(0.58)

Less Distributions:
From investment income	(0.13)		(0.31)	(0.76)		(0.97)	(0.65)	(0.56)
From return of capital	—		—	(0.12)		—	—	—

Total Distributions	(0.13)		(0.31)	(0.88)		(0.97)	(0.65)	(0.56)

Net Increase/(Decrease) in Net Asset Value	(3.73)		2.28	(2.38)		1.77	(0.56)	(1.14)

Net Asset Value, End of Period	$10.98		$14.71	$12.43		$14.81	$13.04	$13.60

Total Return	(24.42	)%(c)	20.87%	(10.78)%		21.44%	0.74%	(4.08)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$687		$1,159	$1,199		$555	$607	$8,479
Ratios to Average Net Assets (excluding short sales expense):
Net investment income including reimbursement/waiver	1.43	%(d)	1.22%	1.71%		0.52%	0.17%	1.41%
Operating expenses including reimbursement/waiver	1.50	%(d)	1.50%	1.89	%(e)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.32	%(d)	2.07%	2.96%		2.39%	2.12%	1.86%
Portfolio Turnover Rate(f)	14	%(c)	21%	101%		41%	80%	281%

(a) Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund. Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective August 21, 2018, the Advisor agreed to limit expenses to 1.50%.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to the Financial Statements.	24

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Global Real Estate Fund(a)

	Institutional Class
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$14.59		$12.33	$14.68		$12.93	$13.51	$14.65
Income/(Loss) from Operations:
Net investment income(b)	0.12		0.22	0.28		0.12	0.10	0.25
Net realized and unrealized gain/(loss) on investments	(3.67)		2.40	(1.72)		2.64	0.04	(0.78)

Total from Investment Operations	(3.55)		2.62	(1.44)		2.76	0.14	(0.53)

Less Distributions:
From investment income	(0.15)		(0.36)	(0.79)		(1.01)	(0.72)	(0.61)
From return of capital	—		—	(0.12)		—	—	—

Total Distributions	(0.15)		(0.36)	(0.91)		(1.01)	(0.72)	(0.61)

Net Increase/(Decrease) in Net Asset Value	(3.70)		2.26	(2.35)		1.75	(0.58)	(1.14)

Net Asset Value, End of Period	$10.89		$14.59	$12.33		$14.68	$12.93	$13.51

Total Return	(24.26	)%(c)	21.31%	(10.51)%		21.88%	0.98%	(3.76)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,068		$6,793	$8,600		$6,655	$4,481	$13,746
Ratios to Average Net Assets (excluding short sales expense):
Net investment income including reimbursement/waiver	1.94	%(d)	1.54%	2.01%		0.89%	0.74%	1.68%
Operating expenses including reimbursement/waiver	1.15	%(d)	1.15%	1.65	%(e)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.96	%(d)	1.71%	2.57%		2.03%	1.90%	1.52%
Portfolio Turnover Rate(f)	14	%(c)	21%	101%		41%	80%	281%

(a) Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund. Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective August 21, 2018, the Advisor agreed to limit expenses to 1.15%.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to the Financial Statements.	25

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Global Real Estate Fund(a)

	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$14.65		$12.38	$14.75		$12.99	$13.59	$14.72
Income/(Loss) from Operations:
Net investment income(b)	0.10		0.17	0.23		0.07	0.04	0.19
Net realized and unrealized gain/(loss) on investments	(3.69)		2.40	(1.73)		2.65	0.03	(0.77)

Total from Investment Operations	(3.59)		2.57	(1.50)		2.72	0.07	(0.58)

Less Distributions:
From investment income	(0.13)		(0.30)	(0.76)		(0.96)	(0.67)	(0.55)
From return of capital	—		—	(0.11)		—	—	—

Total Distributions	(0.13)		(0.30)	(0.87)		(0.96)	(0.67)	(0.55)

Net Increase/(Decrease) in Net Asset Value	(3.72)		2.27	(2.37)		1.76	(0.60)	(1.13)

Net Asset Value, End of Period	$10.93		$14.65	$12.38		$14.75	$12.99	$13.59

Total Return(c)	(24.47	)%(d)	20.82%	(10.74)%		21.30%	0.60%	(4.09)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$18,743		$26,859	$19,377		$8,426	$9,384	$13,070
Ratios to Average Net Assets (excluding short sales expense):
Net investment income including reimbursement/waiver	1.61	%(e)	1.21%	1.66%		0.49%	0.33%	1.27%
Operating expenses including reimbursement/waiver	1.55	%(e)	1.55%	1.87	%(f)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.37	%(e)	2.11%	3.04%		2.44%	2.35%	1.91%
Portfolio Turnover Rate(g)	14	%(d)	21%	101%		41%	80%	281%

(a) Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund. Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective August 21, 2018, the Advisor agreed to limit expenses to 1.55%.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to the Financial Statements.	26

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Global Real Estate Fund(a)

	Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$14.59		$12.31	$14.73		$13.00		$13.62		$14.75
Income/(Loss) from Operations:
Net investment income/(loss)(b)	0.06		0.07	0.13		(0.01	)(c)	(0.03	)(c)	0.12
Net realized and unrealized gain/(loss) on investments	(3.66)		2.41	(1.73)		2.64		0.03		(0.78)

Total from Investment Operations	(3.60)		2.48	(1.60)		2.63		0.00		(0.66)

Less Distributions:
From investment income	(0.09)		(0.20)	(0.71)		(0.90)		(0.62)		(0.47)
From return of capital	—		—	(0.11)		—		—		—

Total Distributions	(0.09)		(0.20)	(0.82)		(0.90)		(0.62)		(0.47)

Net Increase/(Decrease) in Net Asset Value	(3.69)		2.28	(2.42)		1.73		(0.62)		(1.13)

Net Asset Value, End of Period	$10.90		$14.59	$12.31		$14.73		$13.00		$13.62

Total Return(d)	(24.63	)%(e)	20.19%	(11.51)%		20.73%		(0.02)%		(4.62)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,598		$4,614	$11,888		$6,155		$6,465		$8,777
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss) including reimbursement/waiver	0.93	%(f)	0.51%	0.96%		(0.05)%		(0.22)%		0.79%
Operating expenses including reimbursement/waiver	2.10	%(f)	2.10%	2.51	%(g)	n/a		n/a		n/a
Operating expenses excluding reimbursement/waiver	2.92	%(f)	2.67%	3.64%		2.99%		2.90%		2.47%
Portfolio Turnover Rate(h)	14	%(e)	21%	101%		41%		80%		281%

(a) Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund. Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective August 21, 2018, the Advisor agreed to limit expenses to 2.10%.

(h) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to the Financial Statements.	27

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)

	Investor Class
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$21.40		$19.06	$22.10		$23.79	$22.34	$25.40
Income/(Loss) from Operations:
Net investment income(b)	0.41		0.49	0.58		0.55	0.52	0.72
Net realized and unrealized gain/(loss) on investments	(4.28)		2.94	(2.47)		(0.21)	2.47	(1.01)

Total from Investment Operations	(3.87)		3.43	(1.89)		0.34	2.99	(0.29)

Less Distributions:
From investment income	(0.44)		(1.09)	(0.65)		(0.63)	(0.53)	(0.75)
From capital gains	—		—	(0.49)		(1.40)	(1.01)	(1.98)
From return of capital	—		—	(0.01)		—	—	(0.04)

Total Distributions	(0.44)		(1.09)	(1.15)		(2.03)	(1.54)	(2.77)

Net Increase/(Decrease) in Net Asset Value	(4.31)		2.34	(3.04)		(1.69)	1.45	(3.06)

Net Asset Value, End of Period	$17.09		$21.40	$19.06		$22.10	$23.79	$22.34

Total Return	(17.92	)%(c)	18.18%	(8.74)%		1.44%	13.66%	(1.09)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$8,591		$15,815	$15,432		$28,030	$82,206	$76,217
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.57	%(d)	2.33%	2.77%		2.34%	2.24%	2.83%
Operating expenses including reimbursement/waiver	1.50	%(d)	1.46%	1.79	%(e)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.77	%(d)	1.71%	1.91%		2.12%	2.30%	2.05%
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.62	%(d)	2.37%	3.00%		2.73%	2.84%	3.26%
Operating expenses including reimbursement/waiver	1.45	%(d)	1.42%	1.56	%(e)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.72	%(d)	1.67%	1.68%		1.73%	1.70%	1.62%
Portfolio Turnover Rate(f)	32	%(c)	49%	24%		45%	46%	39%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective July 1, 2018, the Advisor agreed to limit expenses to 1.50%.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to the Financial Statements.	28

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)

	Institutional Class
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$21.42		$19.07	$22.13		$23.82	$22.36	$25.43
Income/(Loss) from Operations:
Net investment income(b)	0.46		0.57	0.66		0.71	0.62	0.81
Net realized and unrealized gain/(loss) on investments	(4.31)		2.95	(2.50)		(0.27)	2.46	(1.01)

Total from Investment Operations	(3.85)		3.52	(1.84)		0.44	3.08	(0.20)

Less Distributions:
From investment income	(0.47)		(1.17)	(0.70)		(0.70)	(0.59)	(0.82)
From capital gains	—		—	(0.51)		(1.43)	(1.03)	(2.01)
From return of capital	—		—	(0.01)		—	—	(0.04)

Total Distributions	(0.47)		(1.17)	(1.22)		(2.13)	(1.62)	(2.87)

Net Increase/(Decrease) in Net Asset Value	(4.32)		2.35	(3.06)		(1.69)	1.46	(3.07)

Net Asset Value, End of Period	$17.10		$21.42	$19.07		$22.13	$23.82	$22.36

Total Return	(17.77	)%(c)	18.64%	(8.52)%		1.84%	14.09%	(0.75)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$167,946		$232,707	$198,762		$358,846	$358,059	$334,705
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	5.09	%(d)	2.72%	3.14%		3.02%	2.64%	3.19%
Operating expenses including reimbursement/waiver	1.15	%(d)	1.10%	1.48	%(e)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.41	%(d)	1.35%	1.60%		1.76%	1.95%	1.70%
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	5.14	%(d)	2.76%	3.37%		3.41%	3.24%	3.62%
Operating expenses including reimbursement/waiver	1.10	%(d)	1.06%	1.25	%(e)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.36	%(d)	1.31%	1.37%		1.37%	1.35%	1.27%
Portfolio Turnover Rate(f)	32	%(c)	49%	24%		45%	46%	39%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective July 1, 2018, the Advisor agreed to limit expenses to 1.15%.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to the Financial Statements.	29

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)

	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$21.48		$19.13	$22.18		$23.87	$22.41	$25.47
Income/(Loss) from Operations:
Net investment income(b)	0.43		0.49	0.56		0.60	0.52	0.73
Net realized and unrealized gain/(loss) on investments	(4.32)		2.94	(2.46)		(0.26)	2.47	(1.03)

Total from Investment Operations	(3.89)		3.43	(1.90)		0.34	2.99	(0.30)

Less Distributions:
From investment income	(0.44)		(1.08)	(0.66)		(0.63)	(0.52)	(0.74)
From capital gains	—		—	(0.48)		(1.40)	(1.01)	(1.98)
From return of capital	—		—	(0.01)		—	—	(0.04)

Total Distributions	(0.44)		(1.08)	(1.15)		(2.03)	(1.53)	(2.76)

Net Increase/(Decrease) in Net Asset Value	(4.33)		2.35	(3.05)		(1.69)	1.46	(3.06)

Net Asset Value, End of Period	$17.15		$21.48	$19.13		$22.18	$23.87	$22.41

Total Return(c)	(17.95	)%(d)	18.12%	(8.78)%		1.46%	13.56%	(1.12)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$116,146		$160,277	$122,484		$265,122	$414,748	$431,167
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.71	%(e)	2.33%	2.68%		2.51%	2.23%	2.88%
Operating expenses including reimbursement/waiver	1.55	%(e)	1.50%	1.83	%(f)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.81	%(e)	1.75%	1.95%		2.17%	2.35%	2.11%
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.76	%(e)	2.37%	2.91%		2.90%	2.83%	3.31%
Operating expenses including reimbursement/waiver	1.50	%(e)	1.46%	1.60	%(f)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.76	%(e)	1.71%	1.72%		1.78%	1.75%	1.68%
Portfolio Turnover Rate(g)	32	%(d)	49%	24%		45%	46%	39%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2018, the Advisor agreed to limit expenses to 1.55%.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to the Financial Statements.	30

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)

	Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$20.84		$18.56	$21.55		$23.25	$21.87	$24.93
Income/(Loss) from Operations:
Net investment income(b)	0.36		0.31	0.41		0.47	0.38	0.62
Net realized and unrealized gain/(loss) on investments	(4.18)		2.91	(2.42)		(0.27)	2.40	(1.05)

Total from Investment Operations	(3.82)		3.22	(2.01)		0.20	2.78	(0.43)

Less Distributions:
From investment income	(0.39)		(0.94)	(0.52)		(0.54)	(0.43)	(0.65)
From capital gains	—		—	(0.45)		(1.36)	(0.97)	(1.95)
From return of capital	—		—	(0.01)		—	—	(0.03)

Total Distributions	(0.39)		(0.94)	(0.98)		(1.90)	(1.40)	(2.63)

Net Increase/(Decrease) in Net Asset Value	(4.21)		2.28	(2.99)		(1.70)	1.38	(3.06)

Net Asset Value, End of Period	$16.63		$20.84	$18.56		$21.55	$23.25	$21.87

Total Return(c)	(18.19	)%(d)	17.51%	(9.51)%		0.87%	12.96%	(1.67)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$34,087		$51,214	$100,706		$166,857	$207,758	$227,301
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.12	%(e)	1.54%	2.00%		2.03%	1.68%	2.51%
Operating expenses including reimbursement/waiver	2.10	%(e)	2.07%	2.46	%(f)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.36	%(e)	2.32%	2.58%		2.72%	2.90%	2.66%
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.17	%(e)	1.58%	2.23%		2.42%	2.28%	2.94%
Operating expenses including reimbursement/waiver	2.05	%(e)	2.03%	2.23	%(f)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.31	%(e)	2.28%	2.35%		2.33%	2.30%	2.23%
Portfolio Turnover Rate(g)	32	%(d)	49%	24%		45%	46%	39%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2018, the Advisor agreed to limit expenses to 2.10%.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to the Financial Statements.	31

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)

	Investor Class
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$25.95		$24.63	$26.56	$25.68	$24.94	$25.55
Income/(Loss) from Operations:
Net investment income/(loss)(b)	(0.12)		0.06	0.05	(0.07)	(0.20)	(0.18)
Net realized and unrealized gain/(loss) on investments	0.42		2.45	(1.39)	2.75	1.01	(0.30)

Total from Investment Operations	0.30		2.51	(1.34)	2.68	0.81	(0.48)

Less Distributions:
From investment income	—		(0.02)	(0.02)	—	—	—
From capital gains	—		(1.17)	(0.57)	(1.80)	(0.07)	(0.13)

Total Distributions	—		(1.19)	(0.59)	(1.80)	(0.07)	(0.13)

Net Increase/(Decrease) in Net Asset Value	0.30		1.32	(1.93)	0.88	0.74	(0.61)

Net Asset Value, End of Period	$26.25		$25.95	$24.63	$26.56	$25.68	$24.94

Total Return	1.16	%(c)	10.35%	(5.07)%	10.57%	3.21%	(1.89)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$19,848		$5,273	$6,623	$9,212	$12,917	$117,790
Ratios to Average Net Assets (including short sales expense):
Net investment loss	n/a		n/a	n/a	n/a	(0.80)%	n/a
Operating expenses	n/a		n/a	n/a	n/a	1.84%	n/a
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss)	(0.93	)%(d)	0.25%	0.21%	(0.26)%	(0.80)%	(0.72)%
Operating expenses	1.80	%(d)	1.79%	1.78%	1.87%	1.83%	1.76%
Portfolio Turnover Rate(e)	415	%(c)	435%	531%	138%	837%	349%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to the Financial Statements.	32

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)

	Institutional Class
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$26.81		$25.43	$27.41	$26.36	$25.51	$26.04
Income/(Loss) from Operations:
Net investment income/(loss)(b)	(0.09)		0.16	0.14	0.10 (c)	(0.07)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.46		2.53	(1.44)	2.75	0.99	(0.30)

Total from Investment Operations	0.37		2.69	(1.30)	2.85	0.92	(0.40)

Less Distributions:
From investment income	—		(0.14)	(0.11)	—	—	—
From capital gains	—		(1.17)	(0.57)	(1.80)	(0.07)	(0.13)

Total Distributions	—		(1.31)	(0.68)	(1.80)	(0.07)	(0.13)

Net Increase/(Decrease) in Net Asset Value	0.37		1.38	(1.98)	1.05	0.85	(0.53)

Net Asset Value, End of Period	$27.18		$26.81	$25.43	$27.41	$26.36	$25.51

Total Return	1.38	%(d)	10.69%	(4.76)%	10.91%	3.61%	(1.54)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$271,904		$250,153	$275,669	$311,993	$23,721	$32,330
Ratios to Average Net Assets (including short sales expense):
Net investment loss	n/a		n/a	n/a	n/a	(0.28)%	n/a
Operating expenses	n/a		n/a	n/a	n/a	1.49%	n/a
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss)	(0.65	)%(e)	0.62%	0.53%	0.37%	(0.27)%	(0.40)%
Operating expenses	1.45	%(e)	1.43%	1.47%	1.51%	1.48%	1.41%
Portfolio Turnover Rate(f)	415	%(d)	435%	531%	138%	837%	349%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to the Financial Statements.	33

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)

	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$25.45		$24.24	$26.15		$25.34	$24.66	$25.30
Income/(Loss) from Operations:
Net investment income/(loss)(b)	(0.14)		0.05	(0.07	)(c)	(0.09)	(0.18)	(0.22)
Net realized and unrealized gain/(loss) on investments	0.44		2.39	(1.27)		2.70	0.93	(0.29)

Total from Investment Operations	0.30		2.44	(1.34)		2.61	0.75	(0.51)

Less Distributions:
From investment income	—		(0.06)	—		—	—	—
From capital gains	—		(1.17)	(0.57)		(1.80)	(0.07)	(0.13)

Total Distributions	—		(1.23)	(0.57)		(1.80)	(0.07)	(0.13)

Net Increase/(Decrease) in Net Asset Value	0.30		1.21	(1.91)		0.81	0.68	(0.64)

Net Asset Value, End of Period	$25.75		$25.45	$24.24		$26.15	$25.34	$24.66

Total Return(d)	1.18	%(e)	10.20%	(5.13)%		10.39%	3.04%	(2.02)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$16,493		$17,273	$11,718		$38,753	$37,332	$38,989
Ratios to Average Net Assets (including short sales expense):
Net investment loss	n/a		n/a	n/a		n/a	(0.72)%	n/a
Operating expenses	n/a		n/a	n/a		n/a	1.99%	n/a
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss)	(1.07	)%(f)	0.21%	(0.28)%		(0.34)%	(0.72)%	(0.89)%
Operating expenses	1.86	%(f)	1.85%	1.92%		2.01%	1.98%	1.91%
Portfolio Turnover Rate(g)	415	%(e)	435%	531%		138%	837%	349%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to the Financial Statements.	34

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)

	Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$24.03		$23.01		$25.04		$24.45	$23.90	$24.63
Income/(Loss) from Operations:
Net investment loss(b)	(0.20)		(0.09	)(c)	(0.16	)(c)	(0.21)	(0.29)	(0.33)
Net realized and unrealized gain/(loss) on investments	0.41		2.28		(1.30)		2.60	0.91	(0.27)

Total from Investment Operations	0.21		2.19		(1.46)		2.39	0.62	(0.60)

Less Distributions:
From capital gains	—		(1.17)		(0.57)		(1.80)	(0.07)	(0.13)

Total Distributions	—		(1.17)		(0.57)		(1.80)	(0.07)	(0.13)

Net Increase/(Decrease) in Net Asset Value	0.21		1.02		(2.03)		0.59	0.55	(0.73)

Net Asset Value, End of Period	$24.24		$24.03		$23.01		$25.04	$24.45	$23.90

Total Return(d)	0.87	%(e)	9.67%		(5.84)%		9.92%	2.55%	(2.44)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$12,715		$16,505		$27,915		$36,679	$41,943	$56,018
Ratios to Average Net Assets (including short sales expense):
Net investment loss	n/a		n/a		n/a		n/a	(1.22)%	n/a
Operating expenses	n/a		n/a		n/a		n/a	2.44%	n/a
Ratios to Average Net Assets (excluding short sales expense):
Net investment loss	(1.69	)%(f)	(0.36)%		(0.64)%		(0.82)%	(1.21)%	(1.34)%
Operating expenses	2.41	%(f)	2.40%		2.45%		2.46%	2.43%	2.36%
Portfolio Turnover Rate(g)	415	%(e)	435%		531%		138%	837%	349%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to the Financial Statements.	35

Notes to Financial Statements (Unaudited)

June 30, 2020

1. ORGANIZATION

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on August 26, 1992, and reorganized effective April 7, 2005 as a Delaware statutory trust. As of June 30, 2020, the Trust is comprised of three registered funds under the brand name Salient. The accompanying financial statements are presented for the following funds (individually a “Fund” and collectively the “Funds”):

Fund	Short Name	Commencement of Operations
Salient Global Real Estate Fund (prior to August 21, 2018, Salient International Real Estate Fund)	Global Real Estate Fund	April 28, 2006
Salient Select Income Fund	Select Income Fund	March 30, 2001
Salient Tactical Growth Fund	Tactical Growth Fund	September 14, 2009

The Funds are distributed by Forward Securities, LLC.

The Investment Advisor to the Funds is Forward Management, LLC d/b/a Salient, (the “Advisor” or “Salient Management”). The Advisor is a Delaware limited liability company that is registered as an investment advisor under the Advisers Act of 1940, as amended.

The Funds are classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest (“Shares”) with no par value. The Funds offer Class A, Class C, Institutional Class and Investor Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses, sales charges, distribution, and exclusive rights to vote on matters affecting only individual classes. Class A Shares have a maximum sales charge of 5.75% as a percentage of the offering price on investments of less than $1 million (no sales charge for investments of $1 million or more). Class A Shares and Class C Shares are subject to a maximum contingent deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares are offered without any front-end sales charge. No sales charges are assessed with respect to Investor Class Shares and Institutional Class Shares of the Funds.

Global Real Estate Fund’s investment objective is to seek total return from both capital appreciation and current income through investing primarily in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities in at least three different countries. Select Income Fund’s investment objective is to seek high current income and potential for modest long-term growth of capital through investing primarily in income-producing securities of companies in the real estate industry, such as REITs, master limited partnerships and other real estate firms. Tactical Growth Fund’s investment objective is to produce above average, risk adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index and invests primarily in a portfolio of exchange-traded funds and futures on securities indices providing exposure to securities market indices, industries or sectors within U.S. and overseas equity markets.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, and Class C shares offered by the Funds.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Global Real Estate Fund and Select Income Fund may invest a substantial portion of assets in the securities of issuers engaged in the real estate industry, including REITs. As a result, the Funds may be more affected by economic and regulatory developments in this industry than would a fund not concentrating its investments in a particular sector or industry. Global Real Estate Fund, Select Income Fund and Tactical Growth Fund are each classified as a diversified fund under the 1940 Act.

Certain Funds invest a high percentage of their assets in specific sec- tors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Funds conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The financial

36

Notes to Financial Statements (Unaudited)

June 30, 2020

statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant. Each Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services Investment Companies”.

(b) PORTFOLIO VALUATION

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last sale price or market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last avail- able sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendor may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly and lower-rated bonds tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Salient Management, based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over the counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures, options on futures and swap contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. If a mean price is not available, value shall be determined based on fair valuation methodologies. Certain investments including options may trade in the over-the-counter market and generally are valued based on the mean of the closing bid and ask prices obtained from an approved pricing service or value may be determined based on quotes from dealers that make markets in such securities.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such

37

Notes to Financial Statements (Unaudited)

June 30, 2020

securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange for- ward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s net asset value, with the exception of exchange-traded products which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial statement purposes, security transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing share- holder transactions may arise. Realized gains and losses on sales of securities are determined by the specific identification cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. Please reference Note 2(j) in the Notes to the Financial Statements for further information. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

(d) FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

(e) MASTER LIMITED PARTNERSHIPS (“MLPs”)

Entities commonly referred to as MLPs are generally organized under state law as limited partnerships or limited liability companies. Certain Funds may invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real property rents, gains on dispositions of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options on commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal

38

Notes to Financial Statements (Unaudited)

June 30, 2020

energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members).

The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership or limited liability company. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. Investments in MLPs consist only of limited partner or member interest ownership. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) SHORT SALES

Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 9 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. None of the Funds held securities sold short as of June 30, 2020.

(g) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward currency contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

39

Notes to Financial Statements (Unaudited)

June 30, 2020

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s regulated clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the con- tract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. None of the Funds held futures contracts as of June 30, 2020.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is

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Notes to Financial Statements (Unaudited)

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exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. None of the Funds held purchased options contracts during the year ended June 30, 2020.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the con- tract. There were no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2020.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the war- rants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of June 30, 2020, none of the Funds held warrants.

(h) CASH MANAGEMENT TRANSACTIONS

The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

(i) LEVERAGE

Select Income Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Fund may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

Select Income Fund maintains a separate line of credit up to a limit of $40,000,000 with Société Générale which expires May 1, 2021. For borrowings under this agreement, the Fund is charged interest of 1.20% above the one-month LIBOR. Additionally, if the borrowed amount by the Fund is below 80% of the Fund’s facility limit, the Fund is charged a commitment fee of 0.40% per annum on the amount between the facility limit and borrowed amount. As of June 30, 2020 the borrowed amount on the line of credit was $0 for the Fund; however, based on the lender agreement, a portion of the securities in the Fund are being

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Notes to Financial Statements (Unaudited)

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segregated as collateral in a segregated account for possible future use for the line of credit based on the commitment fee and terms of the line of credit. As of June 30, 2020, the aggregate market value of the securities held as collateral was $359,614, representing 0.11% of net assets.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Due to this announcement, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund, the line of credit or the financial instruments in which the Fund invests cannot yet be determined.

(j) DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly for Select Income Fund and Global Real Estate Fund and annually for Tactical Growth Fund. For all Funds, net realized capital gains, if any, are normally distributed annually in December, and a spillover capital gain distribution, if any, is distributed in the year after which a Fund elects to treat the distribution as paid for Federal income tax purposes. There is no guarantee that the Funds will continue paying dividends. The amount of distributions is determined in accordance with Federal income tax regulations, which may differ from GAAP.

Based on information provided by the REITs, the Funds recharacterize distributions received from REIT investments into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITs held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. However, it is not possible for the Funds to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until after year end. These recharacterizations are reflected in the Funds’ year-end financial statements. For the semiannual period, the characterization of the Funds’ distributions from net investment income or net capital gains will differ from its ultimate characterization for federal income tax purposes.

Distributions received from a Funds’ investments in MLPs generally are comprised of income, capital gains and return of capital. A Fund records investment income, capital gains, and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

(k) FEDERAL INCOME TAXES

The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of and during the six months ended June 30, 2020, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During

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Notes to Financial Statements (Unaudited)

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the period, the Funds did not incur any interest or penalties. The Funds file U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Salient Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(l) ALLOCATIONS

Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1 of the 1940 Act) and/ or shareholder services plans for a particular class of a Fund are charged to the operations of such class.

(m) REFLOW TRANSACTIONS

Certain Funds may participate in ReFlow, a program designed to pro- vide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and com- parable to the cost of other sources of liquidity, such as each Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 2.95% of the total net assets of any Fund. The Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2020 are recorded in the Statement of Operations, if applicable.

(n) RESTRICTED SECURITIES

The Fund may purchase restricted securities or securities which are deemed to be not readily marketable. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The restricted securities held at June 30, 2020 are identified below and are also presented in each Fund’s Schedule of Investments.

Select Income Fund

Security	% of Net Assets	Acquisition Date	Shares/ Principal Amount	Cost	Fair Value
CTO Realty Growth, Inc.	2.7%	01/29/2020	10,780,000	$10,780,000	$8,876,036
IQHQ, Inc.	1.3%	10/25/2019	350,000	5,250,000	4,165,000
NetSTREIT, LP	1.7%	12/19/2019	350,000	6,912,500	5,722,500

Total Restricted Securities	5.7%			$22,942,500	$18,763,536

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of

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Notes to Financial Statements (Unaudited)

June 30, 2020

the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize each Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3		Total
Global Real Estate Fund
Common Stocks(a)	$25,032,915	$—	$—		$25,032,915
Limited Partnerships(a)	148,350	—	—		148,350

Total	$25,181,265	$—	$—		$25,181,265

Select Income Fund
Common Stocks(a)	$63,071,431	$—	$9,887,500	(b)	$72,958,931
Limited Partnerships(a)	5,409,830	—	—		5,409,830
Preferred Stocks(a)	173,066,526	—	—		173,066,526
Convertible Corporate Bonds(a)	—	8,876,036	—		8,876,036
Convertible Preferred Stocks(a)	53,232,736	—	—		53,232,736

Total	$294,780,523	$8,876,036	$9,887,500		$313,544,059

Tactical Growth Fund
Exchange-Traded Funds(a)	$166,437,347	$—	$—		$166,437,347

Total	$166,437,347	$—	$—		$166,437,347

(a) For detailed descriptions of industry or country, see the accompanying Schedule of Investments.

(b) The above Level 3 investments are valued using a market approach. The significant unobservable input used in the fair value measurements above is the transaction price, and the assumption that performance of the investments has not caused additional adjustment to that transaction price. A change in assumption used in any of the unobservable inputs in isolation may significantly impact the fair value measurement. Due to the inherent uncertainty of determining the fair value of investments that do not have observable inputs, the fair value of the Fund’s investments may fluctuate from period to period.

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Notes to Financial Statements (Unaudited)

June 30, 2020

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

Select Income Fund	Common Stocks
Balance as of December 31, 2019	$12,162,500
Change in Unrealized Appreciation/Depreciation	(2,275,000)
Purchases	—
Sales Proceeds	—
Realized Gain/(Loss)	—
Transfer into or out of Level 3	—

Balance as of June 3, 2020	$9,887,500

Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2020	$(2,275,000)

As of June 30, 2020, none of the Funds had transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value.

4. INVESTMENT MANAGEMENT SERVICES

The Trust has entered into an investment management agreement with Salient Management, pursuant to which Salient Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of December 31, 2019, based on each Fund’s average daily net assets:

Fund	Advisory Fee
Global Real Estate Fund	1.00%(a)

Select Income Fund	1.00%(b)

Tactical Growth Fund	1.15% up to and including $1 billion
1.05% over $1 billion

(a) Salient Management is contractually obligated to waive 0.25% of the Fund’s management fee so that until April 30, 2021 the Fund’s management fee will be 0.75%. The waivers for the investment management fees totaled $38,633 and are reflected in the Statement of Operations.

(b) Salient Management is contractually obligated to waive 0.25% of the Fund’s management fee so that until April 30, 2021 the Fund’s management fee will be 0.75%. The waivers for the investment management fees totaled $458,261 and are reflected in the Statement of Operations.

The Trust and Salient Management have entered into an investment sub-advisory agreement with Broadmark Asset Management LLC for the Tactical Growth Fund (the “Sub-Advisor”). Pursuant to the agreement, the Sub-Advisor provides investment sub-advisory services to the Tactical Growth Fund and is entitled to receive a fee from Salient Management calculated daily and payable monthly at the following annual rate, as of June 30, 2020, based on the Tactical Growth Fund’s average daily net assets:

Fund	Sub-Advisory Fee
Tactical Growth Fund	0.60% up to and including $1 billion
0.55% over $1 billion

Expense Limitations: Salient Management has entered into an Expense Limitation Agreement with Global Real Estate Fund and Select Income Fund which limits the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of certain classes of each Fund, through a specified date. In addition, Salient Management may voluntarily reimburse additional expenses of certain classes of each Fund. The following are the annual expense limitation rates and expiration dates for each Fund:

Fund	Investor Class	Institutional Class	Class A	Class C	End Date
Global Real Estate Fund	1.50%	1.15%	1.55%	2.10%	April 30, 2021
Select Income Fund	1.50%	1.15%	1.55%	2.10%	April 30, 2021

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Notes to Financial Statements (Unaudited)

June 30, 2020

Pursuant to the Expense Limitation Agreement, the Funds will reimburse Salient Management for any fee waivers and expense reimbursements made by Salient Management, provided that any such reimbursements made by the Funds to Salient Management will not cause the Funds’ expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, which- ever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2020, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed By Advisor	Recoupment Of Past Waived Fees By Advisor	Total
Global Real Estate Fund
Investor Class	$3,286	$—	$3,286
Institutional Class	21,065	—	21,065
Class A	87,934	—	87,934
Class C	13,754	—	13,754
Select Income Fund
Investor Class	15,215	—	15,215
Institutional Class	240,394	—	240,394
Class A	165,434	—	165,434
Class C	51,949	—	51,949

As of June 30, 2020, the balances of recoupable expenses for each Fund were waived in the following years:

Fund	2017	2018	2019	2020	Total
Global Real Estate Fund
Investor Class	$—	$8,482	$3,957	$2,279	$14,718
Institutional Class	—	61,737	25,651	14,554	101,942
Class A	—	128,050	75,609	60,999	264,658
Class C	—	81,653	24,540	9,574	115,768
Select Income Fund
Investor Class	—	—	—	891	891
Institutional Class	—	—	—	5,713	5,713
Class A	—	—	—	5,287	5,287
Class C	—	—	—	2,840	2,840

5. DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act that allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to the following amounts based on each Fund’s daily average net assets:

Fund	Investor Class	Class A	Class C
Global Real Estate Fund	0.25%	0.25%	0.75%
Select Income Fund	0.25%	0.25%	0.75%
Tactical Growth Fund	0.25%	0.25%	0.75%

The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”) with respect to certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders. Payments under the

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Notes to Financial Statements (Unaudited)

June 30, 2020

Shareholder Services Plan are calculated daily and paid monthly and are not to exceed the following annual rates (Shareholder services fees may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.):

Fund	Investor Class	Institutional Class	Class A	Class C
Global Real Estate Fund	0.15%	0.05%	0.20%	0.25%
Select Income Fund	0.15%	0.05%	0.20%	0.25%
Tactical Growth Fund	0.15%	0.05%	0.20%	0.25%

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

6. SERVICE PROVIDERS

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank, N.A. serves as the Funds’ custodian.

Forward Securities, LLC, a wholly owned subsidiary of Salient Management, (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

7. TRUSTEE AND OFFICER FEES

Each Fund’s operations are managed under the direction and oversight of the Board of Trustees. The Board of Trustees appoints Officers of the Trust who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board of Trustees. The Officers serve at the pleasure of the Board of Trustees.

The Funds do not pay any compensation directly to the Officers or Trustees who are also trustees, Officers or employees of Salient Management or its affiliates, except as noted below. As of June 30, 2020, there were six Trustees, five of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trustees of the Trust may also serve as Trustees of other registered investment companies managed by the Advisor and its affiliates, including Salient MF Trust and Salient Midstream & MLP Fund (together with the Trust, the “Trusts”). Each Fund within the Trusts pays Independent Trustees an allocated portion of the retainer of $50,000 per year. Each Fund within the Trusts pays Independent Trustees an allocated portion of the amounts of: $6,250 for attendance in person at a regular meeting and $1,500 for attendance by telephone at a regular meeting; $1,500 for attendance in person or by video conference at a special meeting that is not held in con- junction with a regular meeting and $1,500 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chair- man of the Audit Committee, the Chairman of the Nominating Committee, and the Chairman of the Compliance Committee receive a special retainer fee in the amount of $16,000, $6,000, $5,000, and $5,000, respectively per year. In addition, each member of the Audit Committee, Nominating Committee and Compliance Committee receives $1,000, respectively per year. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. The interested Trustees receive no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee, including for the transportation and other expenses that they incur in attending meetings.

The Chief Compliance Officer of the Funds (“CCO”) is an employee of, and is compensated by, the Advisor. As of January 1, 2020, the Funds have agreed to pay the Advisor approximately $176,000 per year as (i) an allocated portion of the compensation of an officer or employee of the Advisor to serve as CCO for the Funds (plus the cost of reasonable expenses related to the performance of the CCO’s duties, including travel expenses), and (ii) an allocation of the expenses of other officers or employees of the Advisor who serve in other compliance capacities for the Funds. The Board approves annually an allocation of such costs among such personnel, and each Fund bears its pro rata share of such expense. Other affiliated funds and registered investment companies managed by the Advisor pay additional compensation for the same purposes.

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Notes to Financial Statements (Unaudited)

June 30, 2020

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

9. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2020, excluding U.S. Government Obligations, short-term investments and short sales, if any, were as follows:

Fund	Cost of Investments Purchased	Proceeds From Investments Sold
Global Real Estate Fund	$4,313,430	$7,192,523
Select Income Fund	113,238,952	140,403,764
Tactical Growth Fund	611,312,692	679,140,220

10. TAX BASIS INFORMATION

Tax Basis of Investments: Differences in book and tax accounting for cost basis of investments are primarily attributable to the deferral of losses on wash sales and mark-to-market adjustments for certain investments. The following information is provided on a tax basis as of June 30, 2020 and includes investments and excludes foreign currency:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Real Estate Fund	$32,474,385	$1,889,323	$(9,182,443)	$(7,293,120)
Select Income Fund	331,796,634	53,832,230	(72,084,805)	(18,252,575)
Tactical Growth Fund	154,356,145	12,081,202	—	12,081,202

Capital Losses: Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. As of December 31, 2019, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains as follows:

Fund	Short-Term		Long-Term	Total
Global Real Estate Fund	$13,856,398	(a)	$7,399,445	$21,255,843
Select Income Fund	320,753		—	320,753

(a) Subject to limitations under §382 of the Code.

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carryovers as described above. The Funds elect to defer to the period ending December 31, 2020 capital losses and late year ordinary losses recognized during the period November 1, 2019 to December 31, 2019 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
Global Real Estate Fund	$21,232	$—
Select Income Fund	651,187	—

48

Notes to Financial Statements (Unaudited)

June 30, 2020

Tax Character of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The Funds may also designate a portion of the amounts paid to redeeming shareholders as a distribution for tax purposes. The amounts and characterizations of distributions and compositions of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2020.

The tax character of distributions paid for the year ended December 31, 2019 were as follows:

Fund	Ordinary Income Total	Long-Term Capital Total	Return of Capital Total
Global Real Estate Fund	$829,862	$—	$—
Select Income Fund	10,693,016	—	13,789,565
Tactical Growth Fund*	9,982,211	6,325,202	—

* By utilizing equalization, the distribution amounts above include $2,575,422 of earnings and profits distributed to shareholders on redemptions for the Tactical Growth Fund.

The Funds may own shares in certain foreign investment entities referred to under U.S. tax law, as “passive foreign investment companies” (PFICs). The Funds may elect to mark-to-market annually the shares of each PFIC and may be required to include in distributable income to shareholders any such mark-to market gains.

11. SCHEDULE OF INVESTMENTS

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

12. AFFILIATED COMPANIES

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control. During the six months ended June 30, 2020, Select Income Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below.

Security Name	Beginning Value at 12/31/19	Purchases	Sales	Ending Value at 06/30/20	Shares Held as of 06/30/20	Dividend Income	Change in Unrealized Appreciation/ Depreciation	Realized Gain/ (Loss)
Common Stocks
Clipper Realty, Inc.	$10,070,000	—	—	$7,695,000	950,000	$180,500	$(3,256,706)	$—

					950,000	$180,500	$(3,256,706)	$—

13. SUBSEQUENT EVENTS AND ONGOING CONCERNS RELATED TO THE CORONAVIRUS OUTBREAK

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2020.

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity and general demand, as well as societal concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as specific

49

Notes to Financial Statements (Unaudited)

June 30, 2020

economic sectors and/or economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

50

Supplemental Information (Unaudited)

June 30, 2020

MANAGEMENT OF THE FUNDS

Board of Trustees and Officers

Each Fund’s operations are managed under the direction and oversight of the Board of Trustees (the “Board”). The Board appoints officers of the Trust (“Salient FF Trust”) who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

As of June 30, 2020, there were six Trustees, five of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trustees and officers of the Trust also may be directors or officers of some or all of the other registered investment companies, including the Salient MF Trust (together, with the Salient FF Trust, the “Trusts”), managed by Salient and its affiliates (hereafter, Salient and Forward Management, both jointly and individually, are referred to as the “Advisor”). Each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. The table below shows, for each Trustee and executive officer, his/her full name, and year of birth, the position held with the Trusts, the length of time served in that position, his/her principal occupation during the last five years, and other directorships held by such Trustee. The address of each Trustee and officer is c/o Salient MF Trust, 4265 San Felipe, 8th Floor, Houston, Texas 77027 or c/o Forward Funds, 345 California Street, Suite 1600, San Francisco, California 94104. The Trusts’ Statement of Additional Information includes additional information about the Trustees and is available at www.salientpartners.com or upon request, without charge, by calling 800-999-6809.

Interested Trustees*

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships During Past 5 Years**
Gregory A. Reid* Year of Birth: 1965	Salient MF Trust Trustee and Principal Executive Officer (since 2020) Salient FF Trust Trustee and Principal Executive Officer (since 2020)	President and Chief Executive Officer, Salient Midstream & MLP Fund (since inception); President, MLP Complex, Salient (since 2011).	6	Salient Midstream & MLP Fund (investment company) (2012-2018, and since 2020).

Independent Trustees

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships During Past 5 Years**
Julie Allecta Year of Birth: 1946	Salient MF Trust Trustee (since 2015) Salient FF Trust Trustee (since 2012)	Retired Partner, Paul Hastings, Janofsky & Walker LLP (1999-2009); Trustee, Litman Gregory Masters Funds Trust (since 2013); Member of Executive Committee and Governing Council, Independent Directors Council (since 2014); Director, WildCare Bay Area (2007-2017).	6	Litman Gregory Funds Trust (since 2013); Salient Midstream & MLP Fund (investment company) (since 2018).

Supplemental Information, continued (Unaudited)

June 30, 2020

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships During Past 5 Years**
Jonathan P. Carroll Year of Birth: 1961	Salient MF Trust Trustee (since 2012) Salient FF Trust Trustee (since 2015)	President, Lazarus Capital LLC (since 2006); President, Lazarus Energy Holdings, LLC (since 2006); President and CEO, Blue Dolphin Energy Company (since 2012); President and Director, Starlight Relativity Acquisition Company, LLC (since 2019); President and Director, The San Antonio Refinery LLC (since 2019); President and Director, Lazarus San Antonio Refinery LLC (since 2019); private investor (since 1988).	6	Salient Private Access Funds (investment companies) (four funds) (since 2004); Endowment PMF Funds (investment companies) (three funds) (since 2014); LRR Energy, L.P. (LRE) (energy company) (2014-2015); Blue Dolphin Energy Company (BDCO) (energy company) (since 2014); Salient Midstream & MLP Fund (investment company) (since 2012).

A. John Gambs Year of Birth: 1945	Salient MF Trust Trustee (since 2015); Audit Committee Chairperson (since 2018) Salient FF Trust Trustee (since 2012); Audit Committee Chairperson (since 2018)	Director and Compensation Committee Chair, NMI Holdings, Inc. (2011-2012); Trustee and Audit Committee Chair, Barclays Global Investors Funds (2006-2010); Trustee and Audit Committee Chair, Master Investment Portfolio (2006-2010); Advisory Board Member, Fairview Capital Management (since 2009); Director, San Francisco Classical Voice (2011-2016); Member, Board of Governors San Francisco Symphony (since 2001) and Vice President (2018-2019); Director, The New Century Chamber Orchestra (since 2010); Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation (1988-1996); President and Director, Gambs Family Foundation (1997-2010).	6	Salient Midstream & MLP Fund (investment company) (since 2018).

Supplemental Information, continued (Unaudited)

June 30, 2020

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships During Past 5 Years**
Dr. Bernard A. Harris, Jr. Year of Birth: 1956	Salient MF Trust Trustee (since 2012) Salient FF Trust Trustee (since 2015)	Chief Executive Officer and Managing Partner, Vesalius Ventures, Inc. (venture investing) (since 2002); CEO, National Math and Science Initiative (non-profit) (since 2018); President and Founder, The Harris Foundation (non-profit) (since 1998); clinical scientist, flight surgeon and astronaut for NASA (1986-1996).	6	Salient Private Access Funds (investment companies) (four funds) (since 2009); Babson Funds (eleven funds) (since 2011); Monebo Technologies Inc. (since 2009); The National Math and Science Initiative (since 2008); Communities in Schools (since 2007); American Telemedicine Association (2007-2014); U.S. Physical Therapy, Inc. (since 2005); Houston Technology Center (2004-2016); The Harris Foundation, Inc. (since 1998); Salient Midstream & MLP Fund (investment company) (since 2012).

Haig G. Mardikian Year of Birth: 1947	Salient MF Trust Trustee and Chairman of the Board (since 2015) Salient FF Trust Trustee (since 1998), Chairman of the Board (since 2005)	Owner of Haig G. Mardikian Enterprises, a real estate investment business (since 1971); General Partner of M&B Development, a real estate investment business (since 1983); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983-2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (since 1989); President of the William Saroyan Foundation (since 1992); Managing Director of the United Broadcasting Company, radio broadcasting (1983-2001); Trustee of the International House of UC Berkeley (2001-2007); Director of the Downtown Association of San Francisco (1982-2006); Director of the Market Street Association (1982-2006); Trustee of Trinity College (1998-2007); Trustee of the Herbert Hoover Presidential Library (since 1997); Trustee of the Herbert Hoover Foundation (since 2002); Trustee of the Advisor California Civil Liberties Public Education Fund (1997-2006); Director of The Walnut Management Co., a privately held family investment company (since 2008); President of the Foundation of City College (2006-2010); Director of Near East Foundation (since 2007).	6	Chairman and Director of SIFE Trust Fund (1978-2001); Salient Midstream & MLP Fund (investment company) (since 2018).

*	This person’s status as an “interested” Trustee arises from his affiliation with the Advisor.

**

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

(1)

The Fund Complex for the purposes of this table consists of five (5) open-end funds in the Salient MF Trust and the Forward Funds (each, a “Trust”), with the series of each Trust being advised by either the Advisor or an affiliate of the Advisor; and one (1) public closed-end fund advised by either the Advisor or an affiliate of the Advisor.

Supplemental Information, continued (Unaudited)

June 30, 2020

Officers of the Funds Who Are Not Trustees

Name and Year of Birth	Position(s) with the Trusts	Principal Occupation(s) During Past 5 Years
Matthew Hibbetts Year of Birth: 1982	Salient MF Trust Vice President (since 2018) Salient FF Trust Vice President (since 2018)	Chief Financial Officer, Salient (since 2018); Vice President, Salient MF Trust (since 2018); Vice President, Forward Funds (since 2018); Vice President, Salient Midstream & MLP Fund (since 2018); Chief Operating Officer—MLP Investments, Salient (2013-2018).

Thomas Dusenberry Year of Birth: 1977	Salient MF Trust Treasurer and Principal Financial Officer (since 2020) Salient FF Trust Treasurer and Principal Financial Officer (since 2020)	Treasurer and Principal Financial Officer (since 2020), Assistant Treasurer (April 2019-December 2019), Salient MF Trust; Treasurer and Principal Financial Officer (since 2020), Assistant Treasurer (April 2019-December 2019), Salient Midstream and MLP Fund; Treasurer and Principal Financial Officer (since 2020), Assistant Treasurer (April 2019-December 2019), Forward Funds; Principal Financial Officer (since 2018) and Treasurer (since 2020), Salient Private Access Funds (four funds); Principal Financial Officer (since 2018) and Treasurer (since 2020), Endowment PMF Funds (three funds); Director of Fund Operations, Salient (since 2016); Vice President of Fund Accounting and Administration, Citi Fund Services Ohio, Inc. (2001 to 2016).

Paul A. Bachtold Year of Birth: 1973	Salient MF Trust Chief Compliance Officer (since 2012) Salient FF Trust Chief Compliance Officer (since 2016)	Chief Compliance Officer and Secretary, Forward Securities (since 2016); Chief Compliance Officer, Forward Funds (since 2016); Chief Compliance Officer, Forward Management, LLC (since 2015); Chief Compliance Officer, Salient Private Access Funds (since 2010); Chief Compliance Officer, Endowment PMF Funds (since 2014); Chief Compliance Officer, Salient (since 2010); Chief Compliance Officer, Salient Midstream & MLP Fund (since 2012); Chief Compliance Officer, Salient MF Trust (since 2012).

Kristen Bayazitoglu Year of Birth: 1981	Salient MF Trust Secretary (Since 2018) Salient FF Trust Secretary (Since 2018)	Secretary, Forward Funds (since 2018); Secretary, Salient MF Trust (since 2018); Secretary, Salient Midstream & MLP Fund (since 2018); Vice President, Forward Funds (2017-2018); Vice President, Salient MF Trust (2017-2018); Vice President, Salient Midstream & MLP Fund (2017-2018); Chief Operating Officer, Salient Partners, L.P. (since 2017); Vice President, Salient Private Access Funds (since 2017); Vice President, Endowment PMF Funds (since 2017); Vice President of Operations, Salient Partners, L.P. (March 2012 – June 2017).

Supplemental Information, continued (Unaudited)

June 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). As required by the Liquidity Rule, the Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

The Funds’ Board of Trustees (the “Board”) appointed Forward Management, LLC, Salient Advisors, L.P. and Salient Capital Advisors, LLC (each an “Advisor”, and together the “Advisors”) as the Program’s administrator, and the Advisors have delegated oversight of the Program to the cross-functional Liquidity Risk Management Committee (the “Committee”). The Committee includes representatives from the Advisors’ compliance, accounting, operations, trading, and portfolio management departments and is responsible for the Program’s administration and reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

The Committee holds quarterly meetings to: (1) review the operations of the Program; (2) review the liquidity classifications; and (3) review other Program related material.

In accordance with the Liquidity Rule, each of the Funds’ portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

•	Highly liquid investments – cash or convertible to cash within three business days or less

•	Moderately liquid investments – convertible to cash in three to seven calendar days

•	Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days

•	Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations consider a variety of factors including various market, trading and investment specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or “HLIM”). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for periodically reviewing and complying with the HLIM requirement as applicable. The Report noted that during the applicable period each Fund primarily held assets that were considered to be highly liquid, and, as such, no Fund has an HLIM. The Liquidity Rule and the Program also require reporting to the Board and the U.S. Securities and Exchange Commission (on a non-public basis) if a Fund’s holdings of illiquid investments exceed 15% of the Fund’s assets. The Report noted that none of the Funds exceeded the 15% limit during the applicable period.

At a meeting held on April 28, 2020, the Committee presented a report to the Board summarizing the results of its annual assessment of the adequacy and effectiveness of the Program’s implementation (the “Report”). The Report covered the period June 1, 2019 through March 31, 2020 (the “Reporting Period”).

The Report stated, in relevant part, that during the Reporting Period:

•	There were no material changes to the Program during the Reporting Period;

•	Each Fund’s investment strategy remained appropriate for an open-end fund;

•	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Funds did not breach the 15% limit on illiquid investments;

Supplemental Information, continued (Unaudited)

June 30, 2020

•	Each Fund has been designated as a primarily Highly Liquid Fund; and

•	There were no material liquidity events which occurred or were reported during this period applicable to a Fund, if any, and the Committee’s actions to address such matter.

Overall, the Report concluded that the Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk, and is operating in a manner that is adequate and effective to manage the liquidity risk of each Fund.

Supplemental Information, continued (Unaudited)

June 30, 2020

Form N-Q & N-PORT Filings

The Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s web site at http://www.sec.gov. Prior to March 31, 2019, the Funds filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q’s are available on the SEC’s website at http://www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements” within the meaning of the 1933 Act and the Securities Exchange Act of 1934. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect the Fund’s actual results are the performance of the portfolio of investments held by it, the conditions in the U.S. and international financial, petroleum and other markets, the price at which shares of the Fund will trade in the public markets and other factors discussed in filings with the SEC.

Proxy Voting Policies

Each Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies for the period ended June 30 each year is available (i) without charge, upon request by calling 1-866-667-9228 for the Salient MF Trust or 1-800-999-6809 for the Forward Funds Trust; and (ii) on the SEC’s website at http://www.sec.gov.

Statement of Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available upon request without charge by calling 1-866-667-9228 for the Salient MF Trust or 1-800-999-6809 for the Forward Funds Trust or by visiting the SEC website at http://www.sec.gov.

Privacy Policy (Unaudited)

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to nonaffiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those persons who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

How to Manage Your Information

You may contact us at any time to manage the information we have about you.

You may request from us information about the categories of information we have collected about you, the categories of sources from which your information was collected, the business or commercial purpose for collecting your information, the categories of third parties with whom we share your information, and the specific pieces of information we have about you. You may email us at privacy@salientpartners.com with “Request for Information” in the subject line and in the body of your message to request this information.

You may also request that we delete any information about you that we collected from you. You may email us at privacy@salientpartners.com with “Request to Delete Information” in the subject line and in the body of your message. There are circumstances where we may not be able to fulfil your request and we will let you know if one of those situations arises.

We reserve the right to verify your identity before we process any request relating to your information.

Investment Advisor

Forward Management, LLC

Investment Sub-Advisors

Broadmark Asset Management LLC

Administrator

ALPS Fund Services, Inc.

Custodian

Citibank, N.A.

Distributor

Forward Securities, LLC

Independent Registered Public Accounting Firm

KPMG LLP

Legal Counsel

K&L Gates LLP

Transfer Agent

ALPS Fund Services, Inc.

P.O. Box 1345

Denver, CO 80201

800-999-6809

www.salientfunds.com

Salient Global Real Estate Fund

Salient Select Income Fund

Salient Tactical Growth Fund

FSD003406 090121

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)

The registrant’s Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the Report to the Stockholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ Gregory A. Reid
Gregory A. Reid
Principal Executive Officer

Date:	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory A. Reid
Gregory A. Reid
Principal Executive Officer

Date:	September 4, 2020

By:	/s/ Thomas Dusenberry
Thomas Dusenberry
Principal Financial Officer

Date:	September 4, 2020